Average Annual Total Returns{- Fidelity Managed Retirement 2020 Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-11 - Fidelity Managed Retirement 2020 Fund	Fidelity Managed Retirement 2020 Fund Return Before Taxes Past 1 year	Fidelity Managed Retirement 2020 Fund Return Before Taxes Past 5 years	Fidelity Managed Retirement 2020 Fund Return Before Taxes Past 10 years	Fidelity Managed Retirement 2020 Fund After Taxes on Distributions Past 1 year	Fidelity Managed Retirement 2020 Fund After Taxes on Distributions Past 5 years	Fidelity Managed Retirement 2020 Fund After Taxes on Distributions Past 10 years	Fidelity Managed Retirement 2020 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Managed Retirement 2020 Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Managed Retirement 2020 Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNK Past 1 year	IXZNK Past 5 years	IXZNK Past 10 years
Total	12.05%	8.58%	7.62%	10.81%	6.41%	6.06%	7.57%	6.21%	5.70%	7.51%	4.44%	3.84%	11.69%	8.75%	8.08%